Employee Benefit Plan (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Benefit Plan
Contribution as a percentage of each participating individual's base salary	3.00%	3.00%	3.00%
Contribution amount to simplified employee retirement plan	$ 39,000	$ 41,000	$ 52,000	$ 46,000	$ 38,000